Consolidated Statement of Changes in Shareholders' Equity - EUR (€)		Issued capital [member]	Share premium [member]	Retained earnings [member]	Other reserves [member]	Net income (loss) [member]	Total
Balance (in shares) at Dec. 31, 2016		53,921,304
Balance at Dec. 31, 2016		€ 2,696,065	€ 187,571,429	€ (116,235,000)	€ (503,000)	€ 12,640,000	€ 86,169,000
Statement Line Items [Line Items]
Net loss						(48,385,000)	(48,385,000)
Change in fair value of short-term investments and non-current financials assets					437,000		437,000
Actuarial gains on defined benefit obligations					178,000		178,000
Foreign currency translation gain					68,000		68,000
Total comprehensive loss					683,000	(48,385,000)	(47,702,000)
Allocation of prior period income				12,640,000		(12,640,000)
Exercise and subscription of equity instruments (in shares)		341,979
Exercise and subscription of equity instruments		€ 17,000	474,000				491,000
Shares issued for the acquisition of C5aR intangible asset (in shares)		3,343,748
Shares issued for the acquisition of C5aR intangible asset		€ 167,000	36,999,000				37,166,000
Share-based payment			9,829,000				9,829,000
Balance (in shares) at Dec. 31, 2017	[1]	57,607,031
Balance at Dec. 31, 2017		€ 2,880,352	234,874,392	(103,593,000)	180,000	(48,385,000)	85,956,000
Statement Line Items [Line Items]
Net loss						3,049,000	3,049,000	[2],[3],[4]
Change in fair value of short-term investments and non-current financials assets
Actuarial gains on defined benefit obligations					(599,000)		(599,000)
Foreign currency translation gain					(26,000)		(26,000)
Total comprehensive loss					(625,000)	3,049,000	2,424,000
Allocation of prior period income				(48,385,000)		48,385,000
Exercise and subscription of equity instruments (in shares)		72,055
Exercise and subscription of equity instruments		€ 4,000	107,000				111,000
Share-based payment			2,707,000				2,707,000
Impact related to the first application of IFRS 9 at Dec. 31, 2017				653,000	(653,000)
Impact related to the first application of IFRS 15 at Dec. 31, 2017				13,488,000			13,488,000
January 1, 2018 (after impact related to the first application of IFRS 9 and IFRS 15) (1) at Dec. 31, 2017	[1]	€ 2,880,000	234,874,000	(89,454,000)	(473,000)	(48,385,000)	99,444,000
Statement Line Items [Line Items]
Increase in capital, net (in shares)		6,260,500
Increase in capital, net		€ 313,000	62,244,000				62,557,000
Increase capital, net (in shares)		6,260,500
Increase capital, net		€ 313,000	62,244,000				62,557,000
Balance (in shares) at Dec. 31, 2018		63,939,586
Balance at Dec. 31, 2018		€ 3,196,979	299,932,221	(137,840,000)	(1,099,000)	3,049,000	167,240,000	[2]
Statement Line Items [Line Items]
Net loss						(20,759,000)	(20,759,000)	[5],[6],[7]
Change in fair value of short-term investments and non-current financials assets
Actuarial gains on defined benefit obligations					622,000		622,000
Foreign currency translation gain					5,000		5,000
Total comprehensive loss					627,000	(20,759,000)	(20,132,000)
Allocation of prior period income				3,049,000		(3,049,000)
Exercise and subscription of equity instruments (in shares)		511,035
Exercise and subscription of equity instruments		€ 26,000	20,000				46,000
Share-based payment			3,826,000				3,826,000
Impact related to the first application of IFRS 9 at Dec. 31, 2018				(121,000)			(121,000)
January 1, 2018 (after impact related to the first application of IFRS 9 and IFRS 15) (1) at Dec. 31, 2018	[8]	€ 3,197,000	299,932,000	(137,961,000)	(1,099,000)	3,049,000	167,119,000
Statement Line Items [Line Items]
Increase in capital, net (in shares)		14,375,000
Increase in capital, net		€ 719,000	65,839,000				66,558,000
Increase capital, net (in shares)		14,375,000
Increase capital, net		€ 719,000	65,839,000				€ 66,558,000
Balance (in shares) at Dec. 31, 2019		78,825,621					78,811,114
Balance at Dec. 31, 2019		€ 3,941,281	€ 369,617,017	€ (134,912,000)	€ (472,000)	€ (20,759,000)	€ 217,416,000	[6]

[1]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 have not been restated. See Note 2.d et 2.e for more details on transition measures.
[2]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 has not been restated. See Note 2.d and 2.e for more details on transition measures.
[3]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 have not been restated. See Note 2.d and 2.e for more details on transition measures.
[4]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 have not been restated. See Note 2.d and 2.e for more details on transition measures.
[5]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the years ended December 31, 2017 and 2018 have not been restated. See Note 2.f for more details on the impact of the transition.
[6]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the years ended December 31, 2017 and 2018 have not been restated. See Note 2.f for more details on the impact of the transition.
[7]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the years ended December 31, 2017 and 2018 have not been restated. See Note 2.f for more details on the impact of the transition.
[8]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the years ended December 31, 2017 and 2018 have not been restated. See Note 2.f for more details on the impact of the transition.